Employee benefits and share-based payments (Details) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
At the beginning	4,483,656	4,966,463	5,485,194
Granted	(320,739)	(482,807)	(518,731)
At the end	4,162,917	4,483,656	4,966,463